Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (370,438)	$ (268,604)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,683	1,414
Amortization of debt discount	11,306
PPP Loan forgiveness		(22,532)
Changes in operating assets and liabilities:
Accounts receivable	23,480	(30,854)
Right-of-use asset	(108,863)
Other current assets	(20,439)	16,915
Other asset	(3,000)
Accounts payable and accrued liabilities	(108,534)	102,265
Deferred revenue	45,503	63,009
Right-of-use liabilities	110,138
Net cash (used in) operating activities	(418,164)	(138,387)
Cash flows from financing activities:
Net proceeds from line of credit	46,845
Proceeds from SBA EIDL loan	100	314,700
Shareholders contributions	616
Shareholders distributions		(7,322)
Proceeds from long term payable	153,000
Net cash provided by financing activities	200,561	307,378
Net change in cash	(217,603)	168,991
Cash, beginning of period	227,932	58,941
Cash, end of period	10,329	227,932
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	4,490
Cash paid for taxes